COMMITMENTS AND CONTINGENCIES - Repurchase commitment (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Repurchase obligation under floor financing programs
COMMITMENTS AND CONTINGENCIES
Purchase obligation	$ 21,872